Trading Activities And Related Risks	12 Months Ended
Dec. 31, 2013
Trading Activities And Related Risks [Abstract]
Trading Activities And Related Risks

Note 9.Trading Activities and Related Risks

The Company is exposed to both market risk, the risk arising from changes in the market value of the financial instruments, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Market risk:  The Company engages in the speculative trading of derivative financial instruments that involve varying degrees of off balance sheet market risk whereby changes in the market values of the underlying commodities may result in changes in the value of the derivative financial instruments in excess of the amounts reflected in the statements of financial condition.  Theoretically, the Company is exposed to a market risk equal to the notional value of futures and forward contracts purchased.

Credit risk and concentration of credit risk:  Credit risk arises primarily from the potential inability of counterparties, such as clearing brokers, banks or other financial institutions, to perform in accordance with the terms of a contract.  The Company’s exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Company has a gain.  Exchange traded financial instruments, such as financial futures, generally do not give rise to significant counterparty exposure due to daily cash settlement procedures for daily gains and losses and the margin

Note 9.Trading Activities and Related Risks (Continued)

requirements of the individual exchanges.  The Company clears all of its trades through ADM Investor Services, Inc. and RBC Capital Markets, LLC.  In the event these brokers do not fulfill their obligations, the Company may be exposed to risk.

The Company maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Company does not believe it is exposed to any significant credit risk.

The Managing Member has established procedures to actively monitor the creditworthiness of the counterparties with which it conducts business in order to minimize market and credit risks.  The non-managing members bear the risk of loss only to the extent of the value of their respective investments and, in certain circumstances, distributions and withdrawals received.